Subsequent events (Tables)	12 Months Ended
Mar. 31, 2014
Details of Redeemed Preferred Securities

The following table describes the details of the redeemed preferred securities.

Issuer	Aggregate redemption amount	Reason for the redemption
	(in millions)
Mizuho Capital Investment (USD) 2 Limited	$850	Arrival of optional redemption date
Mizuho Capital Investment (JPY) 5 Limited	Series A ¥139,500	Arrival of optional redemption date